Shared-based Compensation	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Shared-based Compensation
NOTE 17. SHARE-BASED COMPENSATION
Stock Incentive Plans
The Company’s approved stock incentive plans include the Endo International plc 2000, 2004, 2007, 2010 and Assumed Stock Incentive Plans (formerly known as the Endo Health Solutions Inc. Stock Incentive Plans). At December 31, 2014, approximately 13.0 million shares were reserved for future issuance upon exercise of options granted or to be granted under the various stock incentive plans. As of December 31, 2014, stock options, restricted stock awards, performance stock units and restricted stock units have been granted under these plans.
All share-based compensation cost is measured at the grant date, based on the estimated fair value of the award, and is recognized as an expense in the income statement over the requisite service period.
The Company recognized share-based compensation expense of $32.7 million, $39.0 million and $59.4 million during the years ended December 31, 2014, 2013 and 2012, respectively. As of December 31, 2014, the total remaining unrecognized compensation cost related to all non-vested share-based compensation awards amounted to $57.8 million. This expected cost does not include the impact of any future share-based compensation awards.
Presented below is the allocation of share-based compensation expense, as recorded in our Consolidated Statements of Operations for the years ended December 31 (in thousands).

	2014	2013	2012
Selling, general and administrative expenses	$21,690	$24,982	$35,482
Research and development expenses	3,670	4,740	5,321
Cost of revenues	1,479	—	—
Discontinued operations (NOTE 3)	5,832	9,276	18,592
Total share-based compensation expense	$32,671	$38,998	$59,395

Stock Options
During the years ended December 31, 2014, 2013 and 2012, the Company granted stock options to employees of the Company as part of their annual share compensation award and, in certain circumstances, upon their commencement of service with the Company. For all of the Company’s share-based compensation plans, the fair value of each option grant was estimated at the date of grant using the Black-Scholes option-pricing model. Black-Scholes utilizes assumptions related to volatility, the risk-free interest rate, the dividend yield (which is assumed to be zero, as the Company has not paid cash dividends to date and does not currently expect to pay cash dividends) and the expected term of the option. Expected volatilities utilized in the model are based mainly on the historical volatility of the Company’s share price over a period commensurate with the expected life of the share option as well as other factors. The risk-free interest rate is derived from the U.S. Treasury yield curve in effect at the time of grant. We estimate the expected term of options granted based on our historical experience with our employees’ exercise of stock options and other factors.
A summary of the activity under our 2000, 2004, 2007, 2010 and Assumed Stock Incentive Plans for each of the three years-ended December 31, 2014 is presented below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as of January 1, 2012	8,115,467	$25.79
Granted	2,237,081	$34.58
Exercised	(853,794)	$22.66
Forfeited	(613,613)	$31.31
Expired	(60,436)	$27.61
Outstanding as of December 31, 2012	8,824,705	$27.93
Granted	593,709	$30.81
Exercised	(3,836,560)	$25.32
Forfeited	(1,291,043)	$32.73
Expired	(45,022)	$30.06
Outstanding as of December 31, 2013	4,245,789	$29.30
Granted	736,948	$75.13
Exercised	(1,528,295)	$27.09
Forfeited	(371,410)	$39.76
Expired	(19,680)	$24.56
Outstanding as of December 31, 2014	3,063,352	$40.15	5.32	$103,208,779
Vested and expected to vest as of December 31, 2014	2,929,508	$39.23	5.25	$101,160,091
Exercisable as of December 31, 2014	1,477,631	$28.30	4.56	$65,901,298

The range of exercise prices for the above stock options outstanding at December 31, 2014 is from $11.91 to $79.82.
The total intrinsic value of options exercised during the years ended December 31, 2014, 2013 and 2012 was $41.4 million, $97.1 million and $19.3 million, respectively. The weighted average grant date fair value of the stock options granted in the years ended December 31, 2014, 2013 and 2012 was $20.28, $9.37 and $10.50 per option, respectively, determined using the following assumptions:

	2014	2013	2012
Average expected term (years)	4.0	5.0	5.0
Risk-free interest rate	1.3%	0.8%	0.9%
Dividend yield	—	—	—
Expected volatility	32%	33%	33%

As of December 31, 2014, the weighted average remaining requisite service period of the non-vested stock options was 2.0 years. As of December 31, 2014, the total remaining unrecognized compensation cost related to non-vested stock options amounted to $14.3 million.
Restricted Stock Units and Performance Stock Units
During the years ended December 31, 2014, 2013 and 2012, the Company granted restricted stock units (RSUs) and performance stock units (PSUs) to employees and non-employee directors of the Company as part of their annual share compensation award and, in certain circumstances, upon their commencement of service with the Company. For grants prior to 2013, PSUs are tied to both the Company’s overall revenue and its total shareholder return (TSR) relative to the total shareholder return of a selected industry group. Starting in 2013, PSU grants are only tied to TSR relative to the TSR of a selected industry group. Each award covers a three-year performance cycle. The actual number of shares awarded is adjusted to between zero and 300% of the target award amount based upon achievement of pre-determined goals. TSR relative to peers is considered a market condition while cumulative revenue performance is considered a performance condition under applicable authoritative guidance. The PSUs linked to revenue performance are marked to market on a recurring basis based on management’s expectations of future revenues.
A summary of our restricted and performance stock units for the three years ended December 31, 2014 is presented below:

	Number of Shares	Aggregate Intrinsic Value
Outstanding as of January 1, 2012	2,629,782
Granted	1,087,171
Forfeited	(362,682)
Vested	(930,659)
Outstanding as of December 31, 2012	2,423,612
Granted	1,543,221
Forfeited	(899,954)
Vested	(804,451)
Outstanding as of December 31, 2013	2,262,428
Granted	609,357
Forfeited	(374,463)
Vested	(842,569)
Outstanding as of December 31, 2014	1,654,753	$120,623,231
Vested and expected to vest as of December 31, 2014	1,444,957	$99,516,485

As of December 31, 2014, the weighted average remaining requisite service period of these units was 1.9 years. The weighted average grant date fair value of the units granted during the years ended December 31, 2014, 2013 and 2012 was $73.70, $31.55 and $34.76 per unit, respectively. As of December 31, 2014, the total remaining unrecognized compensation cost related to non-vested RSUs and PSUs amounted to $27.1 million and $16.4 million, respectively.
Restricted Stock Awards
As of December 31, 2014, we had 8,046 unvested restricted stock awards outstanding with a weighted average remaining requisite service period of approximately 0.3 years.
Employee Stock Purchase Plan
The Endo International plc Employee Stock Purchase Plan (ESPP) is a Company-sponsored plan that enables employees to voluntarily elect, in advance of any of the four quarterly offering periods ending March 31, June 30, September 30 and December 31 of each year, to contribute up to 10% of their eligible compensation, subject to certain limitations, to purchase ordinary shares at 90% of the lower of the closing price of Endo ordinary shares on the first or last trading day of each offering period. The maximum number of shares that a participant may purchase in any calendar year is equal to $25,000 divided by the closing selling price per ordinary share on the first day of the offering period, subject to certain adjustments. Compensation expense is calculated in accordance with the applicable accounting guidance and is based on the share price at the beginning or end of each offering period and the purchase discount. Obligations under the ESPP may be satisfied by the reissuance of treasury stock, by the Company’s purchase of shares on the open market or by the authorization of new shares. The maximum number of shares available under the ESPP, pursuant to the terms of the ESPP plan document, is 1% of the common shares outstanding on April 15, 2011 or approximately 1.2 million shares. The ESPP shall continue in effect until the earlier of (i) the date when no shares are available for issuance under the ESPP, at which time the ESPP shall be suspended pursuant to the terms of the ESPP plan document, or (ii) December 31, 2022, unless earlier terminated. Compensation expense during the years ended December 31, 2014 and 2013 related to the Employee Stock Purchase Plan (ESPP) totaled $0.6 million and $2.5 million, respectively. The Company issued 75,450 shares from treasury with a cost totaling $4.6 million during the year ended December 31, 2014 pursuant to the ESPP and 188,374 shares with a cost totaling $5.3 million during the year ended December 31, 2013.